Right-of-Use Asset and Lease Liability - Schedule of Lease Liability (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lease liabilities [abstract]
Lease liability, balance	$ 3,102,188
Additions			3,208,882
Interest expense	106,111		92,080
Disposal	(2,882,252)
Lease payments	(326,047)		(198,774)
Lease liability, balance			$ 3,102,188